--------------------------------------------------------------------------------
                                 SMITH BARNEY
                           PREMIUM TOTAL RETURN FUND
--------------------------------------------------------------------------------
              CLASSIC SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2000






                           [LOGO] Smith Barney
                                  Mutual Funds

                 Your Serious Money Professionally Managed. /(SM)/

            ------------------------------------------------------
            NOT FDIC INSURED . NOT BANK GUARANTED . MAY LOSE VALUE
            ------------------------------------------------------

ROSS S. MARGOLIES
PORTFOLIO MANAGER

[LOGO] Classic Series

Semi-Annual Report . June 30, 2000

SMITH BARNEY
PREMIUM TOTAL RETURN FUND

[PHOTO OF ROSS S. MARGOLIES]

Ross S. Margolies has more than 18 years of securities business experience.

Education: BA in Economics from John Hopkins University; MBA in Finance from New York University

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a competitive stream of income and to capture growth opportunities while attempting to limit downside risks.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
September 16, 1985

MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
18 Years

MANAGER TENURE
--------------------------------------------------------------------------------
1 Year

SYMBOLS
--------------------------------------------------------------------------------
CLASS A              CLASS B              CLASS C              CLASS D

NASDAQ
--------------------------------------------------------------------------------
SOPAX                SOPTX                SBPLX                SPTCX

Inception
--------------------------------------------------------------------------------
11/6/92             9/16/85              6/15/98               6/1/93


Average Annual Total Returns as of June 30, 2000

                          Without Sales Charges/(1)/

                          Class A      Class B     Class L   Class O

Six-Months+                 6.49%        6.24%      6.08%     6.32%
-----------------------------------------------------------------------
One-Year                    8.74         8.19       7.92      8.23
-----------------------------------------------------------------------
Five-Year                  14.60        14.03        N/A     14.08
-----------------------------------------------------------------------
Ten-Year                     N/A        13.25        N/A       N/A
-----------------------------------------------------------------------
Since Inception++          13.51        12.96       5.40     12.99
-----------------------------------------------------------------------

                           With Sales Charges(2)

                          Class A      Class B     Class L   Class O
-----------------------------------------------------------------------
Six-Months+                 1.18%        1.28%      4.05%     5.32%
-----------------------------------------------------------------------
One-Year                    3.31         4.07       6.01      7.40
-----------------------------------------------------------------------
Five-Year                  13.43        13.91        N/A     14.08
-----------------------------------------------------------------------
Ten-Year                     N/A        13.25        N/A       N/A
-----------------------------------------------------------------------
Since Inception++          12.75        12.96       4.89     12.99

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B, L and O shares are November 6, 1992, September 16, 1985, June 15, 1998 and June 1, 1993, respectively.

--------------------------------------------------------------------------------

What's Inside

Your Investment in the Smith Barney
Premium Total Return Fund...................................................   1

A Message from the Chairman.................................................   2

Fund at a Glance............................................................   3

Letter from the Portfolio Manager...........................................   4

Historical Performance......................................................   8

Growth of $10,000...........................................................  11

Schedule of Investments.....................................................  12

Statement of Assets and Liabilities.........................................  24

Statement of Operations.....................................................  25

Statements of Changes in Net Assets.........................................  26

Notes to Financial Statements...............................................  27

Financial Highlights........................................................  33

[LOGO]   SMITH BARNEY
         MUTUAL FUNDS

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE SMITH BARNEY PREMIUM TOTAL RETURN FUND
--------------------------------------------------------------------------------

[LOGO]  Income and Broad Market Participation with Some Downside Protection

        Manager Ross S. Margolies and his team carefully seek to uncover tomorrow's growth and income opportunities.

[LOGO]  Diversification Matters

        Because the best performing asset class can change from year to year, investing across asset classes makes sense. Your investment in the Fund offers you a convenient way to participate in different asset classes. This combination may potentially help reduce overall risk to your portfolio. Keep in mind, diversification does not assure against market loss.

[LOGO]  An Asset Allocation Model

        Ross S. Margolies uses an asset allocation model which includes a combination of equity securities, fixed income securities with a participation in index futures, options and cash. * The strategic combination of these three elements looks to provide current income while maintaining the potential to provide most of the stock market's long-term appreciation, yet more downside protection than the market as a whole. Please note that the Fund's asset allocation is subject to change.

[LOGO]  A Commitment to Managing Your Serious Money

        SSB Citi Fund Management LLC ("SSB Citi"), the investment management division of Citigroup, is comprised of Smith Barney Asset
        Management, Salomon Brothers Asset Management and Citibank Global Asset Management, organizations with powerful investment capabilities.

        SSB Citi, as a member of one of the largest financial services providers in the world, offers you the benefits of our unparalleled global capabilities.

        At SSB Citi, you gain access to portfolio management delivered professionally. We are proud to offer you, the serious investor, a variety of managed solutions.

        * Please note that the Fund's asset allocation is subject to change. Futures (forward contracts traded on an established exchange) and options (contracts that represent the right to buy and sell an underlying asset by a specified time for a specified price) are also known as derivative contracts. A derivative is commonly defined as a financial instrument whose value is "derived" from, or based on, an underlying security, asset or index. Derivatives are subject to the same fundamental relationship between risk and potential return as are all investments. The higher the risk of a derivative, the greater its potential return. The lower the risk of the derivative, the lower its potential return. The Premium Total Return Fund may, but not need to, use derivative contracts, such as futures and options on securities, securities indices, options on futures, and swaps in order to hedge against the impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying and selling securities, and to increase the Fund's total return. Please note that even a small investment in derivative contracts can disproportionately increase losses and reduce opportunities for gains when stock prices and interest rates are changing. Moreover, the Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. The use of derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

    1  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

-------------------------------------------------------------------------------
A  M E S S A G E  F R O M  T H E  C H A I R M A N
-------------------------------------------------------------------------------

The Smith Barney Premium Total Return Fund was designed to provide the potential for upside stock market participation, a competitive stream of income and some downside protection. Increasing levels of market volatility have recently become a part of the financial landscape, that in our view, clearly demonstrate the necessity of professional money management. As professional money managers, portfolio manager Ross S. Margolies and his team search for promising investment opportunities.

[PICTURE OF HEATH B. McLENDON]
CHAIRMAN

The Premium Total Return Fund seeks to offer you, the serious investor, some participation in the capital growth potential of stocks with some downside risk controls, and to pay a regular monthly dividend.

For years, individuals and their families and businesses have considered the investment pro-fessionals of SSB Citi Fund Management LLC for thoughtful insights and advice. For some, the solution has been a long-term investment strategy, incorporating multiple stock and bond mutual funds. Others have invested with specific portfolio managers who are recognized and respected for their insights and record.

In our opinion, the lessons of the past may be used to better understand the challenges and opportunities of the future. We also believe that expertise is achieved through the intelligent application of knowledge and experience. Our portfolio managers provide asset management expertise and manage portfolios across markets and cycles.

Whatever your investment objective may be, we believe that following a disciplined investment plan is of paramount importance in these uncertain times. We encourage you to work closely with your financial professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you can do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.


Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman


August 1, 2000

    2  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Top Ten Holdings*+

1. Nabisco Group Holdings Corp............................................  6.6%

2. Safeway Inc............................................................  5.6

3. Federated Department Stores, Inc.......................................  4.2

4. Costco Wholesale Corp..................................................  4.1

5. WorldCom, Inc..........................................................  4.0

6. Bristol-Myers Squibb Co................................................  3.8

7. GTE Corp...............................................................  3.6

8. 3Com Corp..............................................................  3.6

9. PepsiCo, Inc...........................................................  3.6

10. Hormel Foods Corp.....................................................  2.7


Industry Diversification*+               Investment Breakdown*++

 8.4% Financials                          9.7% Asset-Backed Securities
13.3% Communications                      4.7% Convertible Preferred Stock
23.4% Consumer Non-Cyclicals              0.4% Preferred Stock
 8.7% Consumer Cyclicals                  8.7% Convertible Bonds
 1.7% Energy                             26.5% Corporate Bonds
 8.6% Healthcare                          2.4% Purchased Options
 0.6% Basic Materials                     0.5% Repurchase Agreement
 0.6% Capital Goods                      47.1% Common Stock
11.9% Real Estate Investment Trust
22.1% Technology
 0.7% Utilities

* All information is as of June 30, 2000. Please note that Portfolio holdings are subject to change.
+  As a percentage of total common stock.
++ As a percentage of total investments.

    3  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

Dear Shareholder,

We are pleased to present the semi-annual report for the Smith Barney Premium Total Return Fund ("Fund") for the period ended June 30, 2000. In this report, we discuss stock market conditions and review our investment strategy during the reporting period. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be informative and useful. Please note that the Fund's holdings are subject to change and any discussion of holdings is as of June 30, 2000. Please refer to pages 12 through 22 for a complete list and percentage breakdown of the Fund's holdings.

Performance Update

For the six months ended June 30, 2000, the Fund's Class A shares, without sales charges, returned 6.49%. The Fund's Class A shares, with sales charges, returned 1.18% for the same time period. During this same period, the U.S. stock market, as measured by the Standard and Poor's 500 Index ("S&P 500")/1/ returned a negative 0.43%.

We are pleased to report that the Premium Total Return Fund's relative performance has improved over the past year./2/ We believe that our investment strategy, which is described in greater detail later in this letter, has contributed significantly to the Fund's performance relative to the market. (Of course, past performance is not indicative of future results.)

               -------------------------------------------------
                    OUR INVESTMENT STRATEGY IS DESIGNED TO
                 PROVIDE THE POTENTIAL FOR UPSIDE STOCK MARKET
                    PARTICIPATION, A COMPETITIVE STREAM OF
                     INCOME AND SOME DOWNSIDE PROTECTION.
               -------------------------------------------------

Additional Fund performance information can be found on pages eight through ten.

Investment Strategy

The Fund's investment strategy is designed to capture as much as possible of the stock market's long-term appreciation potential while at the same time seeking to pay a regular monthly income dividend and having substantially lower potential volatility than the overall stock market. Another way to view the Fund's strategy is that our goal is to generate a compound annual return at or around that of the S&P 500 over an entire market cycle that includes both a bull and bear market. (Of course, no guarantees can be made that our goal will be met.)

At the same time, because the Fund generally assumes less risk than the overall stock market, we believe its annual volatility (i.e., a measure of risk) should be substantially lower than that of the S&P 500. (Again, no assurances can be made that the Fund will in fact have lower volatility than the S&P 500.)



_____________
1 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

2 Ross S. Margolies, a Managing Director and Co-Chief Investment Officer of SaBAM, and his investment team were designated portfolio managers of the Fund on April 26, 1999. On June 30, 1999, the shareholders of the Fund approved a new sub-investment advisory agreement ("Agreement") with Salomon Brothers Asset Management Inc ("SaBAM"). The Agreement will be in effect for an initial two-year period ending June 30, 2001, and may continue thereafter from year to year only if specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting shares of the Fund, and in either event, the vote of a majority of the non-interested Trustees. The Fund's investment objective -- total return consisting of long-term capital appreciation and income -- remains unchanged.

    4  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

Over shorter periods of time such as one year, we expect that the Fund should post a total return (including dividends) of more than 75% of the S&P 500 during rising markets and participate in less than 75% of the stock market's decline during down years. We feel that these three Fund attributes -- the potential for upside participation, competitive monthly income and potential protection -- are appropriate based on the risk and reward needs of our shareholders.

Our core investment style is centered on a bottom-up/3/ stock picking strategy. We focus on thoroughly understanding a company's business, its strategy, competitive position and industry. We also seek to determine whether a particular management is credible and the right team is in place to lead the company under consideration. Our financial analysis focuses on a company's resources to meet its goals and the consistency of the numbers to determine their quality. (For instance, are receivables growing much faster than sales, a sign that current sales may overstate a long-term trend.) Moreover, we carefully analyze the numbers to create a framework to ascertain a stock's valuation and risk. These and other factors are then weighed before we make a final judgement. If all of these factors lead us to conclude that the risk and reward trade-off of a particular security is favorable, we will then invest.

Our portfolio is designed to meet a strict set of investment objectives. We use tools such as diversification, position weighting and asset allocation to determine exactly how much of each security to own in the portfolio. For instance, in the Fund, not only do our best ideas get higher weightings, our higher risk ideas get lower weightings. We also try to make sure that the Fund's portfolio has some exposure to important and growing parts of the economy such as technology, telecommunications, healthcare, financials and consumer.

                 -------------------------------------------
                     AN IMPORTANT PART OF OUR INVESTMENT
                           STRATEGY IS CONSISTENCY.
                 -------------------------------------------

As mentioned previously, the Fund's investment strategy is designed to provide our shareholders with the potential for some upside participation, a competitive stream of income and some downside protection. The way we accomplish our strategy is to combine equities (i.e., stocks and convertibles) with bonds and stock market index exposure (i.e., S&P index futures and options).

The bonds provide most of the income while the stocks should provide long-term appreciation potential based on our bottom-up stock selection process. In our view, the index exposure assures that the Fund will participate with the stock mar-ket, in both directions, even if our equity investment approach is temporarily out of favor. While value strategies may be viable over the long term, both pure value and pure growth strategies are susceptible to significant periods of being out of favor with the market. We believe that our blend approach to the stock holding and index portions of the Fund's portfolio assures some stock market participation under most conditions.

In addition to our core investment strategy that seeks low volatility, we regularly buy some puts on the stock market as an added measure of insurance. (Puts are options that increase in value when the market goes down, softening the impact of any decline on the portfolio.) As of June
30, 2000, this small portion of the Fund's portfolio, becomes meaningful in the event of a sharp or large decline in the market.

Another important aspect of our investment strategy is consistency. The Fund's shareholders that read these management discussions will note a consistency of investment strategy and style over time. It is our belief that even an average investment strategy (let alone a superior one) applied consistently over time will outperform the appropriate market index over the long term. This is because the strategy may be positioned to take advantage of the short-term overreactions that the market has always had.

______________
3 A bottom-up approach to investing is to search for outstanding performance of individual stocks before considering the impact of economic trends.

    5  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

Market Overview and Outlook

Even though it made no headway, the stock market offered something for everyone during the first half of 2000. Initially the speculative momentum market of 1999 continued the market rally, peaking during the second week of March. The Fed's continued increases in interest rates then continued, leading to a dramatic sell-off, particularly in the volatile NASDAQ/4/ market, through May. At the same time, many oversold "Old Economy" stocks rallied as money rotated from the Internet and Biotechology stocks into areas such as consumer staples. By the end of the half, most of the market losses were recovered so that most broad indices were down modestly for the half of the year.

One way to describe what happened is that "investment gravity" finally took hold of stocks that previously seemed to continually go up. The catalyst was the seemingly unrelated comments by U.S. President Bill Clinton and British Prime Minister Tony Blair that genomics companies would not reap all of the benefits of the public research money devoted to their field of science. The sell-off in Biotechology stocks spread like a contagion to all high-priced growth stocks. For a relatively brief time, earnings counted and stories were discounted. Then some Internet stocks, by the end of June, the market was once again awarding future potential a premium to proven ability.

Our view is that the Fund's investment strategy worked well throughout the period. When the market was rising, our broad, diversified stock exposure allowed us to participate. When the market declined, the portfolio's structure helped to dampen the effect. Positive stock selection, particularly in companies that we still own such as Safeway (a food and drug chain), 3Com (a network access and interface equipment company), Nabisco Group Holdings, (a food products company), Seagate Technology, (a supplier of data storage products) and Devon Energy, (a leading oil and gas producer), led to the Fund's outperforming the market. (Of course, past performance is not indicative of future results.)

           ----------------------------------------------------------
              THE WIRELESS INTERNET, WHICH PROVIDES WEB ACCESS TO
               PALM HAND-HELD DEVICES, IS BEING PROMOTED AS THE
                MOST PROMISING TECHNOLOGICAL DEVELOPMENT SINCE
               THE INTERNET. INDUSTRY FORECASTS SAY THAT IN FIVE
               YEARS, AS MANY AS 500 MILLION PEOPLE WORLDWIDE --
                ONE OF EVERY DOZEN -- WILL HAVE PHONES OR OTHER DEVICES CAPABLE OF WIRELESS INTERNET ACCESS./5/
           ----------------------------------------------------------

Going forward we expect to hold many of these stocks but we will have to find replacement ideas for some like Nabisco and Seagate which will be taken over later this year. The convertible bonds we owned also were significant positive Fund contributors during the reporting period -- this modest allocation to the Fund's portfolio continues to be very important as it allows us to get exposure to high-growth areas like Technology and Biotechnology while limiting the higher risk of owning the stocks of the same companies.

We continue to see the growth of the Internet as one of the driving forces of the economy going forward. If you closely examine the Fund's portfolio, you will see that relatively little of your money is invested in traditional Internet companies (i.e., the "dot.coms"). We find the long-term risk and reward proposition in most of these companies to be very unattractive, a view we see the broad market starting to embrace. Most of these companies do not have sustainable business models (translation: in our opinion they will always lose money), while others have valuations that assume they will be the only survivors in any eventual shakeout in the Internet.

__________
4 The NASDAQ is a computerized system that provides brokers and dealers with price quotations for securities traded over the counter as well as for many New York Stock Exchange listed securities.

5 Source: "Cellular Internet Is a Format War For the Carriers," Simon Romero, The New York Times, July 10, 2000.

    6  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

However, you will see a lot of your money invested in companies that benefit from or build the Internet. In the Fund, we own companies such as:

  . 3Com, a company that split into two pieces on July 28, 2000 -- Palm, Inc. maker of the Palm Pilot, the leading Personal Digital Assistant ("PDA") which will soon offer wireless Internet access and the remaining 3Com networking business helping individual access the Internet;

  . Federated Department Stores, a leader in the "clicks and mortar" e-commerce strategy and owner of several valuable Internet businesses; and

  . Verizon Communications, formed from the merger of Bell Atlantic and GTE; Verizon Communications is the leading U.S. wireless company also offering telecom services such as local, long distance and high speed Internet access

It is our belief that over time, the leading established companies that embrace today's new technologies should emerge as the dominant and most profitable companies in the economy. And while no guarantees can be given, their stocks should recognize this over time. On the other hand, we believe the stock market will continue to lose patience with those traditional Internet companies that cannot transform themselves into growth companies with enough profits to support their stock price.

We will invest in both users and manufacturers of technology when we believe that their risk and reward ratios are favorable. At the same time, we believe that the S&P 500 exposure in the Fund should provide some participation in the stock market whether our particular investment style is in or out of favor.

Thank you for your investment in the Smith Barney Premium Total Return Fund. We are looking forward to continuing to help you pursue your financial goals in the new century.

Sincerely,

/s/ Ross S. Margolies
Ross S. Margolies
Investment Officer

August 1, 2000

    7  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

-------------------------------------------------------------------------------
Historical Performance -- Class A Shares
-------------------------------------------------------------------------------


                       Net Asset Value
                    ----------------------
                    Beginning       End          Income      Capital Gain       Return      Total
Period Ended        of Period    of Period      Dividends    Distributions    of Capital   Returns/(1)/
========================================================================================================
6/30/00               $18.07      $17.92          $0.38        $ 0.92            $0.00     6.49%+
--------------------------------------------------------------------------------------------------------
12/31/99               21.38       18.07           0.49          3.86             0.00       5.37
--------------------------------------------------------------------------------------------------------
12/31/98               22.19       21.38           0.25          1.89             0.00       6.20
--------------------------------------------------------------------------------------------------------
12/31/97               19.14       22.19           0.38          1.25             0.00      25.19
--------------------------------------------------------------------------------------------------------
12/31/96++             17.40       19.14           0.16          0.47             0.00      13.80+
--------------------------------------------------------------------------------------------------------
7/31/96                16.33       17.40           0.37          0.91             0.00      14.76
--------------------------------------------------------------------------------------------------------
7/31/95                15.69       16.33           0.43          0.14             0.71      12.92
--------------------------------------------------------------------------------------------------------
7/31/94                15.65       15.69           0.55          0.52             0.21       8.65
--------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93  15.15       15.65           0.20          0.49             0.33      10.31+
========================================================================================================
  Total                                           $3.21        $10.45            $1.25
========================================================================================================

-------------------------------------------------------------------------------
Historical Performance -- Class B Shares
-------------------------------------------------------------------------------

                       Net Asset Value
                    ----------------------
                    Beginning       End          Income      Capital Gain       Return      Total
Period Ended        of Period    of Period      Dividends    Distributions    of Capital   Returns/(1)/
========================================================================================================
6/30/00              $17.94       $17.79          $0.32         $ 0.92          $0.00         6.24%+
--------------------------------------------------------------------------------------------------------
12/31/99              21.26        17.94           0.39           3.86           0.00         4.85
--------------------------------------------------------------------------------------------------------
12/31/98              22.17        21.26           0.23           1.89           0.00         5.64
--------------------------------------------------------------------------------------------------------
12/31/97              19.14        22.17           0.29           1.25           0.00        24.55
--------------------------------------------------------------------------------------------------------
12/31/96++            17.40        19.14           0.12           0.47           0.00        13.57+
--------------------------------------------------------------------------------------------------------
7/31/96               16.33        17.40           0.29           0.91           0.00        14.21
--------------------------------------------------------------------------------------------------------
7/31/95               15.69        16.33           0.34           0.14           0.72        12.36
--------------------------------------------------------------------------------------------------------
7/31/94               15.65        15.69           0.49           0.52           0.20         8.12
--------------------------------------------------------------------------------------------------------
7/31/93               15.21        15.65           0.19           0.63           0.44        11.68
--------------------------------------------------------------------------------------------------------
7/31/92               14.26        15.21           0.22           0.00           0.98        15.68
--------------------------------------------------------------------------------------------------------
7/31/91               13.30        14.26           0.24           0.00           0.96        17.53
--------------------------------------------------------------------------------------------------------
7/31/90               13.98        13.30           0.22           0.00           1.06         4.62
========================================================================================================
  Total                                           $3.34         $10.59          $4.36
========================================================================================================

    8  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

-------------------------------------------------------------------------------
 Historical Performance -- Class L Shares
-------------------------------------------------------------------------------


                       Net Asset Value
                    ----------------------
                    Beginning       End          Income      Capital Gain       Return      Total
Period Ended        of Period    of Period      Dividends    Distributions    of Capital   Returns/(1)/
========================================================================================================
6/30/00                $17.97      $17.82           $0.30       $ 0.92         $0.00            6.08%+
--------------------------------------------------------------------------------------------------------
12/31/99                21.29       17.97            0.34         3.86          0.00            4.60
--------------------------------------------------------------------------------------------------------
Inception* -- 12/31/98  23.06       21.29            0.00         1.82          0.00            0.36+
========================================================================================================
  Total                                             $0.64       $ 6.60         $0.00
========================================================================================================


-------------------------------------------------------------------------------
Historical Performance -- Class O Shares
-------------------------------------------------------------------------------


                       Net Asset Value
                    ----------------------
                    Beginning       End          Income      Capital Gain       Return      Total
Period Ended        of Period    of Period      Dividends    Distributions    of Capital   Returns/(1)/
========================================================================================================
6/30/00                $17.95        $17.81         $0.33       $ 0.92           $0.00           6.32%+
--------------------------------------------------------------------------------------------------------
12/31/99                21.28         17.95          0.40         3.86            0.00           4.83
--------------------------------------------------------------------------------------------------------
12/31/98                22.18         21.28          0.23         1.89            0.00           5.69
--------------------------------------------------------------------------------------------------------
12/31/97                19.15         22.18          0.30         1.25            0.00          24.60
--------------------------------------------------------------------------------------------------------
12/31/96++              17.41         19.15          0.12         0.47            0.00          13.58+
--------------------------------------------------------------------------------------------------------
7/31/96                 16.33         17.41          0.29         0.91            0.00          14.30
--------------------------------------------------------------------------------------------------------
7/31/95                 15.69         16.33          0.35         0.14            0.71          12.36
--------------------------------------------------------------------------------------------------------
7/31/94                 15.65         15.69          0.49         0.52            0.20           8.12
--------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93   15.45         15.65          0.04         0.09            0.07           2.60+
========================================================================================================
  Total                                             $2.55       $10.05           $0.98
========================================================================================================


-------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
-------------------------------------------------------------------------------


                       Net Asset Value
                    ----------------------
                    Beginning       End          Income      Capital Gain       Return      Total
Period Ended        of Period    of Period      Dividends    Distributions    of Capital   Returns/(1)/
========================================================================================================
6/30/00               $18.22       $18.10           $0.39        $ 0.92         $0.00            6.70%+
--------------------------------------------------------------------------------------------------------
12/31/99               21.49        18.22            0.53          3.86          0.00            5.72
--------------------------------------------------------------------------------------------------------
12/31/98               22.24        21.49            0.27          1.89          0.00            6.56
--------------------------------------------------------------------------------------------------------
12/31/97               19.17        22.24            0.44          1.25          0.00           25.61
--------------------------------------------------------------------------------------------------------
12/31/96++             17.42        19.17            0.18          0.47          0.00           13.95+
--------------------------------------------------------------------------------------------------------
Inception* -- 7/31/96  17.57        17.42            0.21          0.46          0.00            2.93+
========================================================================================================
  Total                                             $2.02        $ 8.85         $0.00
========================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

    9  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                        Without Sales Charges/(1)/
                              ------------------------------------------------
                              Class A    Class B   Class L   Class O   Class Y
==============================================================================
Six Months Ended 6/30/00+      6.49%      6.24%     6.08%     6.32%     6.70%
------------------------------------------------------------------------------
Year Ended 6/30/00              8.74      8.19      7.92      8.23      9.14
------------------------------------------------------------------------------
Five Years Ended 6/30/00       14.60     14.03       N/A     14.08       N/A
------------------------------------------------------------------------------
Ten Years Ended 6/30/00          N/A     13.25       N/A       N/A       N/A
------------------------------------------------------------------------------
Inception* through 6/30/00     13.51     12.96      5.40     12.99     13.88
==============================================================================


                                        Without Sales Charges/(2)/
                              ------------------------------------------------
                              Class A    Class B   Class L   Class O   Class Y
==============================================================================
Six Months Ended 6/30/00+     1.18%       1.28%     4.05%     5.32%     6.70%
------------------------------------------------------------------------------
Year Ended 6/30/00             3.31       4.07      6.01      7.40      9.14
------------------------------------------------------------------------------
Five Years Ended 6/30/00      13.43      13.91       N/A     14.08       N/A
------------------------------------------------------------------------------
Ten Years Ended 6/30/00         N/A      13.25       N/A       N/A       N/A
------------------------------------------------------------------------------
Inception* through 6/30/00    12.75      12.96      4.89     12.99     13.88
==============================================================================


------------------------------------------------------------------------------
Cumulative Total Returns
------------------------------------------------------------------------------
                                                Without Sales Charges/(1)/
------------------------------------------------------------------------------
Class A (Inception* through 6/30/00)                     163.67%
==============================================================================
Class B (6/30/90 through 6/30/00)                        247.03
------------------------------------------------------------------------------
Class L (Inception* through 6/30/00)                      11.36
------------------------------------------------------------------------------
Class 0 (Inception* through 6/30/00)                     137.52
------------------------------------------------------------------------------
Class Y (Inception* through 6/30/00)                      77.10
==============================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.
(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC occurs. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
++ For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the Fund.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, L, O and Y shares are November 6, 1992, September 16, 1985, June 15, 1998, June 1, 1993 and February 7, 1996,
    respectively.

   10  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the
Smith Barney Premium Total Return Fund vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------
                            June 1990 -- June 2000

                             [GRAPH APPEARS HERE]

                        Smith Barney Premium
                Date     Total Return Fund          S&P 500
              -------   --------------------    ----------------
              6/30/90         10,000                10,000
                12/90          9,281                 9,400
                12/91         12,159                12,258
                12/92         13,841                13,191
                12/93         15,523                14,517
                12/94         16,083                14,708
                12/95         19,716                20,229
                12/96         23,677                23,317
                12/97         29,491                31,095
                12/98         31,154                40,031
                12/99         32,665                48,451
              6/30/00         34,703                48,243


+ Hypothetical illustration of $10,000 invested in Class B shares on June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000, compared to the Standard & Poor's 500 Index. The index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

11  Smith Barney Premium Total Return Fund  | 2000 Semi-Annual Report to
                                              Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                               SECURITY                                                      VALUE
=================================================================================================================================
COMMON STOCK -- 47.1%

Basic Materials -- 0.3%
     400,000                  Crown Cork & Seal Co., Inc.                                                        $   6,000,000
---------------------------------------------------------------------------------------------------------------------------------
Capital Goods -- 0.3%
     100,000                  Illinois Tool Works Inc.                                                               5,700,000
---------------------------------------------------------------------------------------------------------------------------------
Communications -- 6.3%
     225,000                  Dobson Communications Corp., Class A Shares (a)                                        4,331,250
     585,000                  GTE Corp. (b)++                                                                       36,416,250
     200,000                  ICG Communications, Inc.(a)                                                            4,412,500
     150,000                  Rogers Cantel Mobile Communications Inc., Class B Shares (a)                           5,043,750
     600,000                  SBC Communications Inc.                                                               25,950,000
     100,000                  Tele Danmark A/S, ADR (c)                                                              3,400,000
      87,500                  Telephone & Data Systems, Inc.                                                         8,771,875
     100,000                  UnitedGlobalCom Inc., Class A Shares (a)(c)                                            4,675,000
     878,000                  WorldCom, Inc.(a)                                                                     40,278,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   133,278,875
---------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 4.1%
   1,250,000                  Costco Wholesale Corp. (a)(b)                                                         41,250,000
   1,250,000                  Federated Department Stores, Inc. (a)(b)(c)                                           42,187,500
     165,000                  PRIMEDIA Inc. (a)(c)                                                                   3,753,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    87,191,250
---------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 10.9%
     200,000                  Alberto-Culver Co., Class A Shares                                                     5,250,000
     200,000                  AT&T Corp. - Liberty Media Group, Class A Shares (a)                                   4,850,000
     200,000                  Coca-Cola Enterprises Inc. (c)                                                         3,262,500
   1,000,000                  Delhaize America, Inc., Class A Shares (c)                                            17,687,500
     140,000                  Hearst-Argyle Television, Inc. (a)                                                     2,730,000
   1,600,000                  Hormel Foods Corp. (c)                                                                26,900,000
   2,543,100                  Nabisco Group Holdings Corp.                                                          65,961,656
     120,000                  The News Corp. Ltd., ADR                                                               5,700,000
     800,000                  PepsiCo, Inc.                                                                         35,550,000
     200,000                  Philip Morris Co. Inc.                                                                 5,312,500
   1,250,000                  Safeway Inc. (a)(b)(c)                                                                56,406,250
     270,000                  Sinclair Broadcast Group, Inc., Class A Shares (a)                                     2,970,000
      50,000                  Young Broadcasting Inc., Class A Shares (a)                                            1,284,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   233,864,781
---------------------------------------------------------------------------------------------------------------------------------
Energy -- 0.8%
     300,000                  Devon Energy Corp. (c)                                                                16,856,250
---------------------------------------------------------------------------------------------------------------------------------
Financials -- 3.9%
     275,667                  Altiva Financial Corp. (a)                                                                 2,757
     500,000                  The Bank of New York Co., Inc.                                                        23,250,000
     100,000                  Financial Security Assurance Holdings Ltd.                                             7,587,500
     300,000                  Freddie Mac                                                                           12,150,000
     350,000                  Golden State Bancorp Inc. (a)(c)                                                       6,300,000
     400,000                  North Fork Bancorporation, Inc.                                                        6,050,000
     350,000                  SLM Holding Corp.                                                                     13,103,125
     100,000                  Transatlantic Holdings, Inc.                                                           8,375,000
     125,000                  XL Capital Ltd., Class A Shares                                                        6,765,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    83,584,007
---------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

   12  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     June 30,2000
--------------------------------------------------------------------------------


   SHARES                                               SECURITY                                                      VALUE
=================================================================================================================================
Healthcare -- 4.1%
      40,000                  Beckman Coulter, Inc.                                                              $   2,335,000
     650,000                  Bristol-Myers Squibb Co.                                                              37,862,500
      65,000                  Health Management Associates, Inc., Class A Shares (a)                                   849,063
     180,000                  Merck & Co., Inc.                                                                     13,792,500
     160,000                  Novartis AG, ADR (c)                                                                   6,400,000
      49,000                  Nycomed Amersham PLC, ADR, Class B Shares (c)                                          2,401,000
     450,000                  Schering-Plough Corp.                                                                 22,725,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    86,365,063
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 5.6%
     260,000                  AMB Property Corp.                                                                     5,931,250
     125,000                  Apartment Investment & Management Co., Class A Shares                                  5,406,250
     221,000                  Avalonbay Communities, Inc. (c)                                                        9,226,750
     225,000                  Boston Properties, Inc. (c)                                                            8,690,625
     270,000                  BRE Properties, Inc., Class A Shares                                                   7,796,250
      75,000                  Cabot Industrial Trust                                                                 1,476,562
     215,000                  Charles E. Smith Residential Realty, Inc.                                              8,170,000
     110,000                  Cousins Properties, Inc.                                                               4,235,000
     425,000                  Equity Office Properties Trust (c)                                                    11,714,062
     165,000                  Equity Residential Properties Trust                                                    7,590,000
     150,000                  Kimco Realty Corp.                                                                     6,150,000
     175,000                  The Macerich Co.                                                                       3,860,938
      60,000                  Pacific Gulf Properties, Inc.                                                          1,503,750
      75,000                  Pan Pacific Retail Properties, Inc.                                                    1,509,375
     345,000                  ProLogis Trust (c)                                                                     7,352,813
     135,000                  PS Business Parks, Inc., Class A Shares                                                3,240,000
     190,000                  Reckson Associates Realty Corp.                                                        4,512,500
     250,000                  Regency Realty Corp.                                                                   5,937,500
     315,000                  Simon Property Group, Inc.                                                             6,989,063
     170,000                  Spieker Properties, Inc.                                                               7,820,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   119,112,688
---------------------------------------------------------------------------------------------------------------------------------
Technology -- 10.4%
      34,400                  ADC Telecommunications, Inc. (a)                                                       2,885,300
      32,000                  Advanced Fibre Communications, Inc. (a)                                                1,450,000
      55,000                  Advanced Micro Devices Inc. (a)(c)                                                     4,248,750
      62,476                  America Online, Inc. (a)                                                               3,295,609
      23,500                  Applied Materials, Inc. (a)                                                            2,129,687
      12,900                  Applied Micro Circuits Corp. (a)                                                       1,273,875
      83,000                  ASM International N.V. (a)                                                             2,199,500
      20,800                  Braun Consulting, Inc. (a)                                                               439,400
      60,000                  Celeritek, Inc. (a)                                                                    2,448,750
      46,000                  CIENA Corp. (a)                                                                        7,667,625
     277,000                  Cisco Systems, Inc. (a)                                                               17,606,812
      22,800                  CMGI Inc. (a)(c)                                                                       1,044,525
     250,000                  Compaq Computer Corp.                                                                  6,390,625
      41,700                  Comverse Technology, Inc. (a)                                                          3,878,100
      49,205                  Corning Inc. (c)                                                                      13,279,199
      68,000                  Cypress Semiconductor Corp. (a)(c)                                                     2,873,000
     116,500                  Dell Computer Corp. (a)                                                                5,744,906
      85,000                  Digital Microwave Corp. (a)                                                            3,240,625
      76,000                  EMC Corp. (a)                                                                          5,847,250

                      See Notes to Financial Statements.

   13  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    SHARES                         SECURITY                                         VALUE
===============================================================================================
Technology -- 10.4% (continued)
        3,900           E-Tek Dynamics, Inc. (a)                                $   1,028,869
       35,000           Flextronics International Ltd. (a)                          2,404,062
        8,800           Hewlett-Packard Co.                                         1,098,900
       50,000           IMS Health Inc.                                               900,000
       47,000           Inet Technologies, Inc. (a)                                 2,549,750
       39,500           Intel Corp.                                                 5,280,656
       48,000           International Business Machines Corp.                       5,259,000
      101,000           Lucent Technologies Inc.                                    5,984,250
       58,000           MarchFirst, Inc. (a)                                        1,058,500
       25,000           Mercury Interactive Corp. (a)                               2,418,750
       46,000           Micron Technology, Inc.                                     4,050,875
       31,600           Microsoft Corp. (a)                                         2,528,000
       95,000           National Semiconductor Corp. (a)                            5,391,250
       20,000           Network Appliance, Inc. (a)                                 1,610,000
       73,000           Network Associates, Inc. (a)                                1,487,375
       21,000           Newport Corp.                                               2,254,875
      190,000           NHC Communications Inc. (a)(c)                              1,481,069
       60,000           Nortel Networks Corp.                                       4,095,000
       74,500           Oracle Corp. (a)                                            6,262,656
      400,000           Seagate Technology, Inc. (a)                               22,000,000
       37,000           Siebel Systems, Inc. (a)                                    6,051,813
       57,500           Sun Microsystems, Inc. (a)                                  5,228,906
       10,000           Teradyne, Inc. (a)                                            735,000
       32,000           Texas Instruments Inc.                                      2,198,000
      631,000           3Com Corp. (a)                                             36,361,375
       13,500           TranSwitch Corp. (a)                                        1,042,031
       25,000           Xilinx, Inc. (a)                                            2,064,063
-----------------------------------------------------------------------------------------------
                                                                                  220,768,563
-----------------------------------------------------------------------------------------------

Utilities -- 0.3%
      300,000           FirstEnergy Corp. (c)                                       7,012,500
-----------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK
                        (Cost -- $731,296,045)                                    999,733,977
===============================================================================================

CONVERTIBLE PREFERRED STOCK -- 4.7%

Basic Materials -- 0.7%
      200,000           International Paper Capital Trust, 5.250% due 7/20/25       7,525,000
      170,000           LTV Corp., 8.250% (d)                                       7,182,500
       30,000           LTV Corp., Series A, 8.250%                                 1,267,500
-----------------------------------------------------------------------------------------------
                                                                                   15,975,000
-----------------------------------------------------------------------------------------------

Capital Goods -- 0.3%
      300,000           Ingersoll-Rand Co., 6.750% due 5/16/01                      6,112,500
-----------------------------------------------------------------------------------------------

Communications -- 0.4%
      100,000           Sinclair Broadcast Group, Inc., 6.000%                      3,100,000
      100,000           UnitedGlobalCom, Series D, 7.000%                           4,450,000
-----------------------------------------------------------------------------------------------
                                                                                    7,550,000
-----------------------------------------------------------------------------------------------

Consumer Cyclicals -- 0.5%
      250,000           Wendy's Financing I, Series A, 5.000% due 9/15/26          11,250,000
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

   14  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    SHARES                                  SECURITY                                                    VALUE
==================================================================================================================
Energy -- 1.8%
      200,000           Kerr-McGee Corp., 5.500% due 8/2/04                                         $  9,950,000
      200,000           Nuevo Financing I, Series A, 5.750% due 12/15/26                               4,975,000
       50,000           Pogo Trust I, Series A, 6.500% due 6/1/29                                      2,600,000
    1,000,000           Tesoro Petroleum Corp., 7.250% due 7/1/01                                     10,875,000
      200,000           Tosco Financing Trust, 5.750% due 12/15/26                                     9,550,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      37,950,000
------------------------------------------------------------------------------------------------------------------

Real Estate Investment Trust -- 1.0%
      350,000           General Growth Properties, 7.250% due 7/15/08                                  7,612,500
      130,000           Reckson Associates Realty Corp., Series A, 7.625%                              2,884,375
      215,000           SL Green Realty Corp., 8.000% due 4/15/08                                      6,087,187
      100,000           Vornado Realty Trust, Series A, 6.500%                                         5,181,250
------------------------------------------------------------------------------------------------------------------
                                                                                                      21,765,312
------------------------------------------------------------------------------------------------------------------
                        TOTAL CONVERTIBLE PREFERRED STOCK
                        (Cost -- $112,761,947)                                                       100,602,812
==================================================================================================================

PREFERRED STOCK -- 0.4%

Communications -- 0.3%
       55,828           CSC Holdings Inc., Series M, 11.125% due 4/1/08                                5,889,854
------------------------------------------------------------------------------------------------------------------

Energy -- 0.1%
       75,300           Suncor Energy, Inc., 9.125% due 3/31/48 (a)                                    1,797,787
------------------------------------------------------------------------------------------------------------------
                        TOTAL PREFERRED STOCK
                        (Cost -- $7,404,982)                                                           7,687,641
==================================================================================================================

     FACE
    AMOUNT     RATING+                         SECURITY                                                  VALUE
==================================================================================================================
CORPORATE BONDS -- 26.5%

Basic Materials -- 3.3%
 $  9,455,000   BB      AK Steel Corp., Company Gtd., 7.875% due 2/15/09                               8,438,588
    7,000,000   B       Avecia Group PLC, Company Gtd., 11.000% due 7/1/09                             6,895,000
    4,500,000   A-      BHP Finance, Notes, 5.625% due 11/1/00                                         4,471,875
                        Fort James Corp., Notes:
      200,000   BBB     6.234% due 3/15/01                                                               198,000
    3,000,000   BBB     6.700% due 11/15/03                                                            2,898,750
    4,750,000   B+      Huntsman ICI Chemicals, Company Gtd., 10.125% due 7/1/09                       4,809,375
    4,000,000   BBB+    ICI Wilmington, Company Gtd., 6.750% due 9/15/02                               3,905,000
    2,000,000   BBB+    ICI Wilmington, Notes, 7.500% due 1/15/02                                      1,987,500
   10,000,000   BB      Lyondell Chemical Co., Secured, Series B, 9.875% due 5/1/07                    9,900,000
   10,000,000   BB      Norampac Inc., Sr. Notes, 9.500% due 2/1/08                                    9,700,000
    2,500,000   B       P & L Coal Holdings Corp., Company Gtd., Series B, 9.625% due 5/15/08          2,331,250
    5,000,000   B       Polymer Group Inc., Company Gtd., Series B, 8.750% due 3/1/08                  4,175,000
   10,000,000   CCC+    Renco Metals Inc., Sr. Notes, 11.500% due 7/1/03                               4,050,000
    7,000,000   BBB+    Temple-Inland, Debentures, 9.000% due 5/1/01                                   7,078,750
------------------------------------------------------------------------------------------------------------------
                                                                                                      70,839,088
------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    15  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING+                         SECURITY                                                  VALUE
==================================================================================================================
Basic Industries -- 0.2%
                        Sterling Chemicals Inc., Sr. Sub. Notes:
 $  2,150,000  B          Series A, 11.250% due 4/1/07                                              $  1,709,250
    2,500,000  B          11.750% due 8/15/06 (c)                                                      2,062,500
------------------------------------------------------------------------------------------------------------------
                                                                                                       3,771,750
------------------------------------------------------------------------------------------------------------------

Capital Goods -- 2.4%
   10,000,000  B+       Allied Waste North America, Company Gtd., Series B, 10.000% due 8/1/09         8,400,000
                        American Standard, Inc.:
    5,000,000  Ba3*       Company Gtd., 8.250% due 6/1/09                                              4,812,500
    3,921,000  BB-        Debentures, 9.250% due 12/1/16                                               3,935,704
    5,000,000  B        BE Aerospace Inc., Sr. Sub. Notes, Series B, 9.875% due 2/1/06                 4,775,000
    2,000,000  B-       Blount Inc., Company Gtd., 13.000% due 8/1/09 (c)                              2,050,000
    5,000,000  B+       Newport News Shipbuilding, Sr. Sub. Notes, 9.250% due 12/1/06                  5,025,000
    7,500,000  B-       Nortek Inc., Sr. Sub. Notes, 9.875% due 3/1/04 (c)                             7,162,500
    9,000,000  BB       Sequa Corp., Sr. Notes, 9.000% due 8/1/09                                      8,685,000
    7,000,000  BBB      Waste Management, Inc., Company Gtd., 6.000% due 5/15/01                       6,816,250
------------------------------------------------------------------------------------------------------------------
                                                                                                      51,661,954
------------------------------------------------------------------------------------------------------------------

Communications -- 4.6%
    7,500,000  B+       Adelphia Communications, Sr. Notes, Series B, 7.750% due 5/1/09                6,337,500
   10,000,000  B+       Charter Communications Holdings LLC, Sr. Disc. Notes,
                          zero coupon until 1/15/05, thereafter 11.750% due 1/15/10                    5,737,500
    7,275,000  BB-      CSC Holdings Inc., Sr. Sub. Notes, 9.875% due 5/15/06 (d)                      7,456,875
    5,000,000  NR       Dobson Communications Corp., Sr. Notes, 10.875% due 7/1/10 (c)                 5,050,000
    6,000,000  B+       Energis PLC, Sr. Notes, 9.750% due 6/15/09                                     5,910,000
   10,000,000  BBB      Metronet Communications, Sr. Disc. Notes,
                          zero coupon until 6/15/03, thereafter 9.950% due 6/15/08                     8,150,000
   11,750,000  B        Nextel Communications, Sr. Disc. Notes,
                          zero coupon until 9/15/02, thereafter 10.650% due 9/15/07                    9,282,500
   15,000,000  B-       NTL Inc., Sr. Notes, Series B, zero coupon until 4/1/03,
                          thereafter 9.750% due 4/1/08                                                 9,412,500
    5,000,000  BBB      Orange PLC, Sr. Notes, 8.750% due 6/1/06                                       5,162,500
    7,000,000  B+       Price Communications Wireless, Inc., Company Gtd., Series B,
                          9.125% due 12/15/06                                                          7,105,000
    2,000,000  BB+      Rogers Cantel Mobile Communications, Debentures, 9.375% due 6/1/08             2,070,000
   10,000,000  B+       TeleWest Communications PLC, Debentures,
                          zero coupon until 10/1/00, thereafter 11.000% due 10/1/07                    9,525,000
    7,500,000  B+       United Pan-Europe Communications NV, Sr. Notes, Series B,
                          10.875% due 8/1/09                                                           6,562,500
   10,000,000  CCC+     U.S. Unwired, Inc., Company Gtd., Series B,
                          zero coupon until 11/1/04, thereafter 13.375% due 11/1/09                    5,475,000
    5,500,000  A-       WorldCom Inc., Notes, 6.125% due 4/15/02                                       5,376,250
------------------------------------------------------------------------------------------------------------------
                                                                                                      98,613,125
------------------------------------------------------------------------------------------------------------------

Consumer Cyclicals -- 2.6%
    4,000,000  A+       DaimlerChrysler North America Holding Co., Company Gtd., 7.125% due 3/1/02     4,000,000
    4,235,000  BBB+     Federated Department Stores, Sr. Notes, 8.500% due 6/15/03                     4,309,112
    2,000,000  BBB+     Goodyear Tire & Rubber, Notes, 8.125% due 3/15/03                              2,022,500
   10,000,000  BB       HMH Properties, Inc., Sr. Notes, Series C, 8.450% due 12/1/08                  9,312,500
    5,000,000  B-       JL French Auto Casting, Company Gtd., Series B, 11.500% due 6/1/09             4,575,000
    5,000,000  BB+      Lear Corp., Company Gtd., Series B, 7.960% due 5/15/05                         4,706,250
    5,000,000  BB+      Navistar International Corp., Sr. Sub. Notes, Series B, 8.000% due 2/1/08      4,612,500


                      See Notes to Financial Statements.

   16  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING+                         SECURITY                                                  VALUE
==================================================================================================================
Consumer Cyclicals -- 2.6% (continued)
 $ 5,000,000   A-       Sears Roebuck Acceptance, Notes, 6.900% due 8/1/03                          $  4,887,500
   5,810,000   BB+      Tanger Properties L.P., Company Gtd., 8.750% due 3/11/01                       5,730,112
   5,000,000   BBB      TRW Inc., Notes, 6.450% due 6/15/01                                            4,956,250
   8,500,000   BB       WestPoint Stevens, Inc., Sr. Notes, 7.875% due 6/15/05                         7,140,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      56,251,724
------------------------------------------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 4.1%
   7,000,000   BBB-     A.H. Belo Corp., Sr. Notes, 6.875% due 6/1/02                                  6,825,000
  10,000,000   CCC      AirGate PCS Inc., Sr. Sub. Notes, zero coupon until 10/1/04,
                          thereafter 13.500% due 10/1/09                                               5,700,000
   5,000,000   B-       Ameriking Inc., Sr. Notes, 10.750% due 12/1/06                                 4,231,250
   7,500,000   B+       Aztar Corp., Sr. Sub. Notes, 8.875% due 5/15/07                                7,106,250
   4,955,000   BBB+     ConAgra Inc., Sr. Notes, 5.500% due 10/15/02                                   4,756,800
   5,000,000   B-       Duane Reade Inc., Company Gtd., 9.250% due 2/15/08                             4,450,000
   5,500,000   BB+      Harrah's Operating Co., Inc., Company Gtd., 7.875% due 12/15/05                5,183,750
  10,000,000   B+       Horseshoe Gaming Holdings, Company Gtd., Series B, 8.625% due 5/15/09          9,475,000
   5,000,000   B+       Mail-Well I Corp., Company Gtd., Series B, 8.750% due 12/15/08                 4,225,000
   5,000,000   B        National Wine & Spirits, Company Gtd., 10.125% due 1/15/09                     4,875,000
   5,000,000   BB+      Park Place Entertainment Inc., Sr. Sub. Notes, 7.875% due 12/15/05             4,712,500
   5,000,000   B-       Premier International Foods Corp., Sr. Notes, 12.000% due 9/1/09 (d)           4,500,000
   6,000,000   CCC+     Revlon Consumer Products, Sr. Notes, 8.125% due 2/1/06                         4,290,000
   6,000,000   BB+      Rogers Cable Systems Inc., Sr. Notes, Series B, 10.000% due 3/15/05            6,165,000
   7,000,000   BBB-     Seagram & Sons, Company Gtd., 6.400% due 12/15/03                              6,737,500
   4,000,000   BBB      Time Warner Inc., Pass thru Certificates, 6.100% due 12/30/01 (d)              3,930,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      87,163,050
------------------------------------------------------------------------------------------------------------------

Consumer Services -- 1.5%
     625,000   BBB      Cendant Corp., Notes, 7.750% due 12/1/03                                         603,906
  10,000,000   BB-      Hollinger International Publishing, Company Gtd., 9.250% due 3/15/07           9,900,000
  10,000,000   BB-      K-III Communication Corp., Company Gtd., Series B, 8.500% due 2/1/06           9,500,000
   3,000,000   B        Pierce Leahy Corp., Sr. Sub. Notes, 11.125% due 7/15/06                        3,112,500
   4,000,000   BB+      Service Corp. International, Notes, 6.750% due 6/1/01 (c)                      3,460,000
                        Sun Media Corp., Sr. Sub. Notes:
   3,500,000   BB-        9.500% due 2/15/07                                                           3,412,500
   1,500,000   BB-        9.500% due 5/15/07                                                           1,462,500
------------------------------------------------------------------------------------------------------------------
                                                                                                      31,451,406
------------------------------------------------------------------------------------------------------------------

Energy -- 1.6%
   3,000,000   BBB+     Enron Corp., Debentures, 9.125% due 4/1/03                                     3,108,750
   3,050,000   BBB-     Gulf Canada Resources, Sr. Notes, 8.375% due 11/15/05                          3,034,750
   5,750,000   BBB      Houston Industries Inc., Debentures, 9.375% due 6/1/01                         5,850,625
  10,000,000   BB+      Louis Dreyfus Natural Gas, Sr. Sub. Notes, 9.250% due 6/15/04                 10,112,500
   6,000,000   A        Virginia Electric & Power Co., First Mortgage, Series E, 7.375% due 7/1/02     6,015,000
   3,500,000   BB-      Western Gas Resources, Inc., Company Gtd., 10.000% due 6/15/09                 3,631,250
------------------------------------------------------------------------------------------------------------------
                                                                                                      31,752,875
------------------------------------------------------------------------------------------------------------------

Financial -- 3.8%
   5,500,000   A        Aetna Services, Inc., Company Gtd., 6.750% due 8/15/01                         5,451,875
   5,000,000   A+       Associates Corp. North America, Sr. Notes, 5.750% due 11/1/03                  4,725,000
   6,150,000   A+       AT&T Capital Group, Company Gtd., Series F, 6.750% due 2/4/02                  6,096,188
     500,000   A        The Bank of New York Co., Inc., Sub. Notes, 7.625% due 7/15/02                   501,875
   2,000,000   A        Bank One Corp., Notes, 6.400% due 8/1/02                                       1,965,000
   4,800,000   A        Bear Stearns Co. Inc., Sr. Notes, 6.450% due 8/1/02                            4,692,000


                      See Notes to Financial Statements.

   17  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING+                         SECURITY                                                  VALUE
==================================================================================================================
Financial -- 3.8% (continued)
 $ 7,000,000   BBB-     Capital One Bank, Sr. Notes, 6.150% due 6/1/01                              $  6,930,000
   7,000,000   BBB+     Comdisco Inc., Notes, 6.130% due 8/1/01                                        6,842,500
                        Contifinancial Corp., Sr. Notes:
   1,960,000   D          7.500% due 3/15/02 (e)                                                         245,000
   1,750,000   D          8.125% due 4/1/08 (c)(e)                                                       218,750
   5,275,000   D          8.375% due 8/15/03 (c)(e)                                                      659,375
   4,000,000   BBB-     Dime Bancorp Inc., Sr. Notes, 7.000% due 7/25/01                               3,965,000
   5,000,000   BBB+     Gatx Capital Corp., Notes, 6.500% due 11/1/00                                  4,984,500
     700,000   A        General Motors Acceptance Company, Sr. Unsubordinated, 6.750% due 2/7/02         693,875
   2,000,000   A-       Heller Financial Inc., Notes, Series I, 6.500% due 7/22/02                     1,962,500
   6,000,000   BBB+     IKON Capital Inc., Notes, Series C, 6.730% due 6/15/01                         5,895,000
   1,000,000   A        Lehman Brothers Holdings, Inc., Notes, Series E, 6.625% due 12/27/02             973,750
   2,650,000   AA-      Morgan Stanley Dean Witter & Co., Notes, 7.750% due 6/15/05                    2,666,562
   3,000,000   A-       PNC Funding Corp., Company Gtd., 6.950% due 9/1/02                             2,973,750
   5,000,000   BB+      Sovereign Bancorp., Sr. Notes, 10.500% due 11/15/06                            4,962,500
   7,000,000   A-       Textron Financial Corp., Notes, Series D, 7.180% due 10/15/02 (d)              6,965,000
   6,900,000   A        Transamerica Finance Corp., Notes, 7.250% due 8/15/02                          6,882,750
------------------------------------------------------------------------------------------------------------------
                                                                                                      81,252,750
------------------------------------------------------------------------------------------------------------------

Healthcare -- 0.7%
   3,040,000   B+       Fresenius Medical Capital Trust I, Company Gtd., 9.000% due 12/1/06            2,895,600
   5,660,000   B+       Fresenius Medical Capital Trust II, Company Gtd., 7.875% due 2/1/08            5,051,550
   7,250,000   BB+      Tenet Healthcare Corp., Sr. Notes, 9.250% due 9/1/10 (d)                       7,340,625
------------------------------------------------------------------------------------------------------------------
                                                                                                      15,287,775
------------------------------------------------------------------------------------------------------------------

Transportation -- 0.9%
   7,000,000   BBB      Royal Caribbean Cruises, Sr. Notes, 7.125% due 9/18/02                         6,746,250
   7,000,000   BBB-     Union Pacific Corp., Notes, 5.780% due 10/15/01                                6,868,750
   5,000,000   CCC+     U.S. Airways Inc., Sr. Notes, 9.625% due 2/1/01                                4,981,250
------------------------------------------------------------------------------------------------------------------
                                                                                                      18,596,250
------------------------------------------------------------------------------------------------------------------

Utilities -- 0.8%
                        Columbia Energy Group,Notes:
   5,000,000   BBB+       Series A, 6.390% due 11/28/00                                                4,987,500
     771,000   BBB+       Series B, 6.610% due 11/28/02                                                  759,435
   7,000,000   BBB+     Niagara Mohawk Power, First Mortgage, 6.875% due 3/1/01                        6,965,000
   4,000,000   BBB+     Texas Utilities, First Mortgage, 7.375% due 8/1/01                             4,005,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      16,716,935
------------------------------------------------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS
                        (Cost -- $591,290,468)                                                       563,358,682
==================================================================================================================

CONVERTIBLE BONDS -- 8.7%

Basic Industries -- 0.3%
   7,000,000   BB+      INCO Ltd., 7.750% due 3/15/16                                                  5,915,000
------------------------------------------------------------------------------------------------------------------

Capital Goods -- 0.2%
   5,000,000   BB-      Mark IV Industries, 4.750% due 11/1/04                                         4,643,750
------------------------------------------------------------------------------------------------------------------

Communications -- 0.5%
   2,500,000   A+       Bell Atlantic Financial Services Corp., 4.250% due 9/15/05 (d)++               3,040,625
  10,000,000   CCC+     NTL Inc., 5.750% due 12/15/09 (d)                                              7,987,500
------------------------------------------------------------------------------------------------------------------
                                                                                                      11,028,125
------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    18  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING+                         SECURITY                                                  VALUE
==================================================================================================================
Consumer Cyclicals -- 0.4%
$  2,500,000   CCC+     Amazon.Com Inc., 4.750% due 2/1/09                                          $  1,584,375
                        Sunbeam Corp.:
  30,000,000   Caa2*      Zero coupon due 3/25/18 (d)(e)                                               4,875,000
  10,000,000   Caa2*      Zero coupon due 3/25/18 (e)                                                  1,625,000
------------------------------------------------------------------------------------------------------------------
                                                                                                       8,084,375
------------------------------------------------------------------------------------------------------------------

Energy -- 1.5%
   5,000,000   BBB+     Devon Energy Corp., zero coupon due 6/27/20 (d)                                2,231,250
   6,000,000   A-       Diamond Offshore, 3.750% due 2/15/07                                           6,255,000
   3,000,000   B-       Friede Goldman Halter Inc., 4.500% due 9/15/04                                 1,818,750
  10,000,000   BBB-     Kerr-McGee Corp., 7.500% due 5/15/14                                           9,637,500
   1,000,000   Caa1*    Lomak Petroleum, 6.000% due 2/1/07                                               600,000
   7,500,000   BB-      Pogo Producing Co., 5.500% due 6/15/06                                         6,290,625
   5,000,000   BBB-     SEACOR Holdings Inc., 5.375% due 11/15/06                                      5,075,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      31,908,125
------------------------------------------------------------------------------------------------------------------

Healthcare -- 1.0%
   5,000,000   NR       Affymetrix Inc., 4.750% due 2/15/07 (d)                                        3,912,500
   2,500,000   B        Alpharma Inc., 3.000% due 6/1/06 (d)                                           4,915,625
   2,500,000   NR       Invitrogen Corp., 5.500% due 3/1/07 (d)                                        2,653,125
   7,500,000   NR       Vertex Pharmaceuticals Inc., 5.000% due 3/14/07 (d)                           10,753,125
------------------------------------------------------------------------------------------------------------------
                                                                                                      22,234,375
------------------------------------------------------------------------------------------------------------------

Real Estate Investment Trust -- 0.2%
   3,445,000   BBB      Health Care Properties, 6.000% due 11/8/00 (d)                                 3,302,894
     700,000   B1*      The Macerich Co., 7.250% due 12/15/02 (c)(d)                                     624,750
------------------------------------------------------------------------------------------------------------------
                                                                                                       3,927,644
------------------------------------------------------------------------------------------------------------------

Technology -- 4.6%
   4,000,000   B+       Adaptec Inc., 4.750% due 2/1/04                                                3,375,000
   5,000,000   CCC+     Advanced Micro Devices Inc., 6.000% due 5/15/05 (c)                           10,718,750
   4,000,000   NR       Arbor Software, 4.500% due 3/15/05                                             3,520,000
   2,500,000   B2*      ASM Lithography Holdings N.V., 4.250% due 11/30/04 (d)                         3,343,750
  30,000,000   B-       Aspect Telecommunications, zero coupon due 8/10/18 (b)                        12,300,000
   2,500,000   B        Cypress Semiconductor, 6.000% due 10/1/02 (b)                                  4,496,875
   7,500,000   A        DSC Communications Corp., 7.000% due 8/1/04                                    8,578,125
   3,000,000   B-       Integrated Process Equipment, 6.250% due 9/15/04                               2,373,750
   7,500,000   B-       Juniper Networks Inc., 4.750% due 3/15/07                                      8,325,000
  25,000,000   NR       Network Associates, zero coupon due 2/13/18                                    8,906,250
  12,500,000   B+       Quantum Corp., 7.000% due 8/1/04                                               9,882,874
   5,000,000   NR       Redback Networks Inc., 5.000% due 4/1/07 (d)                                   5,675,000
   5,000,000   CCC+     TriQuint Semiconductor Inc., 4.000% due 3/1/07 (c)(d)                          4,568,750
   2,500,000   B-       Wind River System, 5.000% due 8/1/02 (b)                                       3,171,875
  15,000,000   A-       Xerox Corp., 0.570% due 4/21/18                                                7,950,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      97,185,999
------------------------------------------------------------------------------------------------------------------
                        TOTAL CONVERTIBLE BONDS
                        (Cost -- $156,426,801)                                                       184,927,393
==================================================================================================================


                      See Notes to Financial Statements.

    19  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING+                         SECURITY                                                  VALUE
==================================================================================================================
ASSET-BACKED SECURITIES -- 9.7%
 $ 2,429,023   BBB      Coast-Plymouth Tax Lien Capital, LLC, Series 1999-A,
                          Class B, Floating Rate 8.810% due 11/15/04                                $  2,407,769
   2,000,000   BBB-     Contimortgage Home Equity Loan Trust, Series 1999-3,
                          Class B, Floating Rate 7.000% due 12/25/29                                   1,279,688
                        Countrywide Asset-Backed Certificates, Series 1999-2:
   2,000,000   BBB        Class BV, Floating Rate 9.251% due 5/25/29                                   2,015,000
   3,000,000   AA         Class MV1, Floating Rate 7.091% due 5/25/29                                  2,988,750
   4,025,000   A          Class MV2, Floating Rate 7.551% due 5/25/29                                  4,004,875
                        Countrywide Asset-Backed Certificates, Series 1999-3:
   1,000,000   Baa2*      Class BV, Floating Rate 9.751% due 10/25/30                                    996,563
   4,000,000   A2*        Class MV2, Floating Rate 7.851% due 10/25/30                                 3,986,250
     300,000   Baa3*    CS First Boston Mortgage Securities Corp., Series 1998-FL1A,
                          Class F, Floating Rate 7.491% due 1/10/01                                      297,938
   5,000,000   NR       Diversified Asset Securitization Holdings, Series 1,
                          Class A1, Floating Rate 6.967% due 12/30/34                                  4,993,750
   8,500,000   Baa1*    Donaldson, Lufkin & Jenrette Commercial Mortgage Corp.,
                          Series 1998-ST1A, Class B1, Floating Rate 7.568% due 12/8/00                 8,482,734
   3,798,317   AAA      Equicon Home Equity Loan Trust, Series 1992-7,
                          Class B, Floating Rate 7.700% due 9/18/13                                    3,765,082
   6,000,000   A        First Dominion Funding I, Series 1A,
                          Class B, Floating Rate 6.841% due 7/10/13                                    5,655,000
   5,000,000   Baa2*    First Dominion Funding II, Series 1A,
                          Class C, Floating Rate 8.760% due 4/25/14                                    4,975,000
  15,000,000   AA       Fortress CBO Investments I, Limited, Series 1A,
                          Class B, Floating Rate 7.451% due 7/25/38                                   15,053,906
   3,250,000   A-       GMPT Commercial Mortgage Backed Securities, Series 1999-C1A,
                          Class E, Floating Rate 7.951% due 8/15/04                                    3,250,000
   5,000,000   NR       Guaranteed Residential Securities Trust, Series 1999-A,
                          Class F, Floating Rate 6.951% due 1/28/30                                    4,993,750
   7,000,000   A-       Highland Legacy Limited CLO, Series 1A,
                          Class B2, Floating Rate 7.891% due 6/1/11                                    6,997,813
  12,000,000   NR       Magnetite CBO, Series 1A,
                          Floating Rate 7.170% due 8/25/12                                            12,000,000
   2,608,000   BBB      Merrill Lynch Mortgage Investors, Inc., Series 1999-NC1,
                          Class B, Floating Rate 9.551% due 6/20/30                                    2,634,080
   8,500,000   NR       Nomura Depositor Trust, Series 1998-ST1A,
                          Class A3A, Floating Rate 7.201% due 1/15/03                                  8,381,797
   1,050,006   NR       Paragon Residual Interest, Series 1999-R,
                          Class A, Floating Rate 9.474% due 5/15/05                                    1,034,256
   2,500,000   A-       Pennant CBO Limited, Series 1A,
                          Class B, Floating Rate 7.856% due 3/14/11                                    2,519,922
   4,000,000   A3*      Sabre Funding Ltd., Series 1A,
                          Class A3, Floating Rate 7.479% due 12/31/40                                  3,956,252
                        Salomon Brothers Mortgage Securities VII:
  11,703,000   BBB        Series 1999-AQ1, Class M3, Floating Rate 9.651% due 4/25/29                 11,761,515
  10,968,000   A2*        Series 1999-NC3, Class M2, Floating Rate 7.841% due 7/25/29                 11,029,695
   7,500,000   Baa2*      Series 1999-NC4, Class M3, Floating Rate 9.443% due 9/25/29                  7,584,375
                        Sasco Floating Rate Commercial Mortgage:
   5,864,719   A2*        Series 1998-C3A, Class D, Floating Rate 7.401% due 6/25/01                   5,818,901
     949,246   A3*        Series 1999-C3, Class G, Floating Rate 8.101% due 3/20/02                      952,805


                      See Notes to Financial Statements.

   20  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT    RATING+                         SECURITY                                                  VALUE
==================================================================================================================
ASSET-BACKED SECURITIES -- 9.7% (continued)
                        Saxon Asset Securities Trust:
 $ 5,000,000   Aa2*       Series 1998-3, Class MV1, Floating Rate 7.151% due 4/25/28                $  4,987,500
   4,000,000   Aa2*       Series 1999-2, Class MV1, Floating Rate 7.101% due 5/25/29                   3,978,125
     530,510   Baa2*      Series 1999-3, Class BF1A, Floating Rate 8.640% due 7/25/02                    528,521
   2,156,869   Baa2*      Series 1999-3, Class BV1A, Floating Rate 9.200% due 8/25/01                  2,157,880
                        Southern Pacific Thrift and Loan Assoc., Series 1996-C1:
   5,000,000   NR         Class C, Floating Rate 7.610% due 4/25/28                                    5,012,500
   3,000,000   NR         Class D, Floating Rate 8.110% due 4/25/28                                    3,015,000
                        Stanfield CLO Ltd.:
  10,000,000   AAA        Series 1A, Class A1, Floating Rate 6.931% due 7/15/14                       10,050,000
   6,000,000   A3*        Series 1A, Class B1, Floating Rate 7.781% due 7/15/14                        6,011,250
   3,000,000   A3*        Series 2, Class B1, Floating Rate 8.088% due 4/15/15                         2,985,000
                        Structured Asset Securities Corp.:
   6,000,000   BBB        Series 1999-BC1, Class B, Floating Rate 9.401% due 1/25/29                   5,934,375
   5,456,000   A2*        Series 1999-RM1, Class M2, Floating Rate 7.910% due 7/25/29                  5,449,180
   1,000,000   A-       Sutter CBO, Series 1999-1,
                          Class A4L, Floating Rate 8.663% due 11/30/11                                 1,002,500
  11,500,000   A2*      WMC Mortgage Loan Pass-Through Certificates, Series 1999-A,
                          Class M2, Floating Rate 8.151% due 10/15/29                                 11,557,500
------------------------------------------------------------------------------------------------------------------
                        TOTAL ASSET-BACKED SECURITIES
                        (Cost -- $206,715,679)                                                       206,486,797
==================================================================================================================

   CONTRACTS                                           SECURITY                                         VALUE
==================================================================================================================
PURCHASED OPTIONS -- 2.4%

Purchased Calls -- 2.1%
                        S&P 500 Index:
         750              Call @ $1,350, Expire 7/00                                                   8,006,250
         250              Call @ $1,400, Expire 8/00                                                   2,062,500
       2,000              Call @ $1,300, Expire 9/00                                                  35,075,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      45,143,750
------------------------------------------------------------------------------------------------------------------

Purchased Puts -- 0.3%
                        Bristol-Myers Squibb Co.:
       3,000              Put @ $60, Expire 7/00                                                         843,750
       3,000              Put @ $65, Expire 9/00                                                       2,362,500
                        S&P 500 Index:
       1,000              Put @ $1,400, Expire 7/00                                                      662,500
         500              Put @ $1,425, Expire 7/00                                                      606,250
         500              Put @ $1,300, Expire 9/00                                                      493,750
         500              Put @ $1,350, Expire 9/00                                                      825,000
         500              Put @ $1,200, Expire 12/00                                                     600,000
                        Telephone and Data Systems:
         475              Put @ $95, Expire 7/00                                                          95,000
         125              Put @ $100, Expire 7/00                                                         52,344
       2,500            WorldCom, Inc. Put @ $45, Expire 7/00                                            320,313
------------------------------------------------------------------------------------------------------------------
                                                                                                       6,861,407
------------------------------------------------------------------------------------------------------------------
                        TOTAL PURCHASED OPTIONS
                        (Cost -- $67,703,425)                                                         52,005,157
==================================================================================================================


                      See Notes to Financial Statements.

    21  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                      SECURITY                                                    VALUE
=====================================================================================================================
REPURCHASE AGREEMENT -- 0.5%
 $ 11,419,000       J.P. Morgan & Co. Inc., 6.500% due 7/3/00; Proceeds at maturity -- $11,425,185;
                    (Fully collateralized by U.S. Treasury Bonds and Notes, 3.375% to 7.875%
                    due 7/15/02 to 2/15/21; Market value -- $11,647,386) (Cost -- $11,419,000)        $   11,419,000
=====================================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $1,885,018,347**)                                                        $2,126,221,459
=====================================================================================================================

(a)  Non-income producing security.
(b) Security segregated by Custodian to cover written call options and to maintain the margin requirement on S&P 500 Index futures contracts.
(c)  All or a portion of this security is on loan (See Note 7).
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)  Security is currently in default.
 + All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's") with the exception of those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc. ("Moody's").
 ++ On July 3, 2000, Bell Atlantic Corp. and GTE Corp. merged. The surviving company was renamed Verizon Communications.
 **  Aggregate cost for Federal income tax purposes is substantially the same.

     See page 23 for definition of bond ratings.



                      See Notes to Financial Statements.

    22 Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

-------------------------------------------------------------------------------
Bond Ratings (unaudited)
-------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA   -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A    -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB,  -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly
B,      speculative with respect to capacity to pay

CCC interest and repay principal in accordance with the terms of the obligation. "BB" indicates a lower degree of and CC speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D    -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa   -- Bonds rated "Aa" are judged to be of the high quality by all standards.
        Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A    -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to the principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered to be medium grade obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba   -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    -- Bonds rated "B" generally lack characteristics of desirable investments.
        Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR   -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

23  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                             Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------

ASSETS:

     Investments, at value (Cost -- $1,885,018,347)                                               $  2,126,221,459
     Cash                                                                                                      386
     Collateral for securities on loan (Note 7)                                                        105,650,243
     Dividends and interest receivable                                                                  16,694,481
     Receivable for securities sold                                                                     11,716,221
     Receivable for Fund shares sold                                                                       792,078
     Receivable from broker - variation margin                                                             378,750
--------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                    2,261,453,618
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 7)                                                           105,650,243
     Payable for securities purchased                                                                   18,798,410
     Income dividend payable                                                                             6,900,777
     Options written (Premiums received -- $2,229,091) (Note 5)                                          3,075,672
     Investment advisory fees payable                                                                      974,005
     Distribution fees payable                                                                             455,573
     Administration fees payable                                                                           366,138
     Payable for Fund shares purchased                                                                      64,312
     Accrued expenses                                                                                      601,607
--------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                 136,886,737
--------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                  $  2,124,566,881
====================================================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                                                   $        119,067
     Capital paid in excess of par value                                                             1,688,999,342
     Undistributed net investment income                                                                18,384,607
     Accumulated net realized gain from security transactions, options and futures contracts           177,802,334
     Net unrealized appreciation of investments, options and futures contracts                         239,261,531
--------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                  $  2,124,566,881
====================================================================================================================
Shares Outstanding:
     Class A                                                                                            35,457,676
     ---------------------------------------------------------------------------------------------------------------
     Class B                                                                                            75,399,481
     ---------------------------------------------------------------------------------------------------------------
     Class L                                                                                             1,194,656
     ---------------------------------------------------------------------------------------------------------------
     Class O                                                                                             2,607,373
     ---------------------------------------------------------------------------------------------------------------
     Class Y                                                                                             4,407,843
     ---------------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                               $          17.92
     ---------------------------------------------------------------------------------------------------------------
     Class B *                                                                                    $          17.79
     ---------------------------------------------------------------------------------------------------------------
     Class L **                                                                                   $          17.82
     ---------------------------------------------------------------------------------------------------------------
     Class O **                                                                                   $          17.81
     ---------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                               $          18.10
     ---------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                            $          18.86
     Class L (net asset value plus 1.01% of net asset value per share)                            $          18.00
====================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

    24  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)      For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                     $ 46,243,597
     Dividends                                                                                      22,641,561
     Less: Foreign withholding tax                                                                     (26,564)
--------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                        68,858,594
--------------------------------------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                                                      6,542,474
     Investment advisory fees (Note 2)                                                               6,177,900
     Administration fees (Note 2)                                                                    2,246,509
     Shareholder and system servicing fees                                                             940,771
     Shareholder communications                                                                        259,288
     Custody                                                                                            71,075
     Registration fees                                                                                  49,863
     Audit and legal                                                                                    23,684
     Trustees' fees                                                                                      7,616
     Other                                                                                              12,944
--------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                 16,332,124
--------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                               52,526,470
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS AND FUTURES CONTRACTS (NOTES 3, 4 AND 5):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)                                     160,648,118
       Options purchased                                                                            (2,578,475)
       Options written                                                                             (41,113,270)
       Futures contracts                                                                            16,717,175
--------------------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                             133,673,548
--------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation
     of Investments, Options and Futures Contracts:
       Beginning of period                                                                         296,920,524
       End of period                                                                               239,261,531
--------------------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                                                       (57,658,993)
--------------------------------------------------------------------------------------------------------------
Net Gain on Investments, Options and Futures Contracts                                              76,014,555
--------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                            $128,541,025
==============================================================================================================

See Notes to Financial Statements.

    25  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30,2000 (unaudited) and the Year Ended December 31,1999

                                                                                                     2000                1999
====================================================================================================================================
OPERATIONS:
   Net investment income                                                                        $   52,526,470       $   72,465,004
   Net realized gain                                                                               133,673,548          742,412,274
   Decrease in net unrealized appreciation                                                         (57,658,993)        (693,844,806)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                                          128,541,025          121,032,472
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                           (41,931,901)         (65,811,807)
   Net realized gains                                                                             (105,940,795)        (514,998,084)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders                                                                 (147,872,696)        (580,809,891)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                                                                 89,060,598          220,257,176
   Net asset value of shares issued for reinvestment of dividends                                  110,052,106          452,975,960
   Cost of shares reacquired                                                                      (600,110,052)      (1,885,922,917)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                                            (400,997,348)      (1,212,689,781)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                                            (420,329,019)      (1,672,467,200)

NET ASSETS:
   Beginning of period                                                                           2,544,895,900        4,217,363,100
------------------------------------------------------------------------------------------------------------------------------------
   End of period*                                                                               $2,124,566,881       $2,544,895,900
====================================================================================================================================
* Includes undistributed net investment income of:                                              $   18,384,607       $    7,790,038
====================================================================================================================================

                      See Notes to Financial Statements.

    26 Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Premium Total Return Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other Funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Portfolio securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business each day. Options are generally valued at the mean of the quoted bid and asked prices. Investments in U.S. government securities (other than short-term securities) are valued at the mean of the quoted bid and asked price; (c)securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $153,385,958 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may from time to time enter into options and/or futures contracts in order to hedge market risk.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Trust. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC has entered into a sub-advisory agreement with Salomon Brothers Asset Management ("SaBAM"), an affiliate of SSBC. Pursuant to the sub-advisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SSBC pays SaBAM a monthly fee calculated at an annual rate of 0.375% of the average daily net assets of the Fund. This fee is paid monthly.

    27 Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

SSBC acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPCis responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2000, the Fund paid transfer agent fees of $863,461 to CFTC.

Effective June 5,2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended June 30, 2000, SSB and its affiliates received brokerage commissions of $37,668.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30,2000, CFBDS and SSB received sales charges of $68,000 and $30,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                    Class A      Class B    Class L
===================================================================
CDSCs                               $1,000     $1,476,000    $5,000
===================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the six months ended June 30, 2000, total Distribution Plan fees incurred were:

                                      Distribution
                                        Plan Fees
==================================================
Class A                                $  786,158
--------------------------------------------------
Class B                                 5,476,937
--------------------------------------------------
Class L                                   103,876
--------------------------------------------------
Class O                                   175,503
==================================================

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

==================================================
Purchases                     $  762,057,645
--------------------------------------------------
Sales                          1,164,953,560
==================================================

At June 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

==================================================
Gross unrealized appreciation        $ 345,423,032
--------------------------------------------------
Gross unrealized depreciation         (104,219,920)
--------------------------------------------------
Net unrealized appreciation          $ 241,203,112
==================================================

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

      28  Smith BarneyPremium Total Return Fund | 2000 Semi-Annual Report
                                                  to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counter-party fail to perform under such contracts.

At June 30, 2000, the Fund had the following open futures contracts:


                           # of                       Basis         Market      Unrealized
Purchased Contracts      Contracts    Expiration      Value          Value         Loss
===========================================================================================
S&P 500                     150        9/00        $56,148,750    $55,053,750   $(1,095,000)
===========================================================================================

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund,represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2000, the Fund had three purchased call options with a total cost of $53,102,750 and ten purchased put options with a total cost of $14,600,675.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The following written covered call option transactions occurred during the six months ended June 30, 2000:

                                                               Number of
                                                               Contracts          Premiums
============================================================================================
Options written, outstanding at December 31, 1999                 4,845       $   1,900,335
Options written during the six months ended June 30, 2000         9,445          15,298,768
Options cancelled in closing purchase transactions              (11,880)        (14,796,537)
Options expired                                                    (465)           (173,475)
-------------------------------------------------------------------------------------------
Options written, outstanding at June 30, 2000                     1,945       $   2,229,091
============================================================================================

    29  Smith BarneyPremium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The following table represents the written covered call option contracts open at June 30, 2000:

Number of                                                                        Strike
Contracts                                                 Expiration             Price            Value
===============================================================================================================
   150       Affymetrix, Inc.                              11/18/00                $200            $  (420,000)
   370       Alpharma Inc.                                  9/16/00                  50               (545,750)
   475       Telephone and Data Systems, Inc.               7/22/00                 110                (78,672)
   250       Vertex Pharmaceuticals Inc.                    7/22/00                  90               (471,875)
   250       Vertex Pharmaceuticals Inc.                   10/21/00                  85               (793,750)
   250       Vertex Pharmaceuticals Inc.                   10/21/00                  90               (721,875)
   200       Wind River Systems, Inc.                       8/19/00                  45                (43,750)
---------------------------------------------------------------------------------------------------------------
             Total Covered Call Options Written
             (Premiums received -- $2,229,091)                                                     $(3,075,672)
===============================================================================================================

The following written covered put option transactions occurred during the six months ended June 30, 2000:

                                                                        Number of
                                                                        Contracts                    Premiums
====================================================================================================================
Options written, outstanding at December 31, 1999                               --                    $          0
Options written during the six months ended June 30, 2000                    1,500                       4,189,110
Options cancelled in closing purchase transactions                          (1,500)                     (4,189,110)
--------------------------------------------------------------------------------------------------------------------
Options written, outstanding at June 30, 2000                                   --                    $          0
====================================================================================================================

6. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

    30 Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At June 30, 2000, the Fund had loaned common stocks having a value of $105,677,503 and holds the following collateral for loaned securities:

Security Description                                              Value
===========================================================================
Time Deposits:
  Banco Bilbia VI, 7.13% due 7/3/00                            $ 24,674,070
  Bank Brussels, 7.13% due 7/3/00                                 1,333,764
  CAISSE, 6.94% and 7.06% due 7/3/00                             36,922,850
  Credit Suisse, 7.13% to 7.16% due 7/3/00                        6,714,129
  Norwest Bank, 6.88% due 7/3/00                                  1,711,214
  San Paolo, 7.00% due 7/3/00                                    12,337,035

Floating Rate Notes:
  Amsouth Bank, 5.73% due 1/25/01                                11,476,237
  Commerzbank AG, 5.89% due 3/12/01                                 463,450
  First Union, 6.51% due 5/21/01                                 10,017,494
---------------------------------------------------------------------------
Total                                                          $105,650,243
===========================================================================

Interest income earned by the Fund from securities loaned for the six months ended June 30, 2000 was $176,268.

8. Shares of Beneficial Interest

At June 30, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At June 30, 2000, total paid-in capital amounted to the following for each class:

                                    Class A            Class B           Class L           Class O        Class Y
========================================================================================================================
Total Paid-in Capital                $ 599,466,210      $ 915,712,000     $ 27,910,571       $ 52,315,011   $ 93,714,617
========================================================================================================================

Transactions in shares of each class were as follows:

                                                       Six Months Ended                            Year Ended
                                                         June 30, 2000                            December 31, 1999
                                            -----------------------------------           ----------------------------------
                                               Shares                  Amount               Shares             Amount
 ===========================================================================================================================
Class A
Shares sold                                    3,857,981           $     70,034,786           5,576,417      $   114,564,826
Shares issued on reinvestment                  1,922,833                 34,335,475           6,613,942          120,314,446
Shares reacquired                            (7,256,781)               (130,284,431)        (17,182,305)        (350,048,640)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                 (1,475,967)           $    (25,914,170)         (4,991,946)     $  (115,169,368)
============================================================================================================================
Class B
Shares sold                                     713,335            $     12,864,962           3,352,189      $    68,275,906
Shares issued on reinvestment                 4,059,597                  71,960,902          17,523,284          316,413,809
Shares reacquired                           (24,620,339)           $   (439,603,657)        (71,868,845)      (1,468,014,821)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                (19,847,407)           $   (354,777,793)        (50,993,372)     $(1,083,325,106)
============================================================================================================================



    31 Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                   Six Months Ended                                Year Ended
                                                      June 30, 2000                              December 31, 1999
                                           ---------------------------------       ---------------------------------------
                                             Shares                  Amount          Shares                       Amount
 -------------------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                   191,216             $    3,443,880        503,863             $   10,440,957
Shares issued on reinvestment                  65,777                  1,168,163        243,173                  4,381,254
Shares reacquired                            (360,211)                (6,403,917)      (645,526)               (13,037,142)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                      (103,218)            $   (1,791,874)       101,510             $    1,785,069
==========================================================================================================================
Class O
Shares sold                                    29,997             $      537,762        110,823             $    2,284,326
Shares issued on reinvestment                 145,896                  2,587,566        656,558                 11,866,451
Shares reacquired                            (889,844)               (15,849,773)    (2,548,374)               (52,147,892)
--------------------------------------------------------------------------------------------------------------------------
Net Decrease                                 (713,951)            $  (12,724,445)    (1,780,993)            $  (37,997,115)
==========================================================================================================================
Class Y
Shares sold                                   121,070             $    2,179,208      1,261,008             $   24,691,161
Shares reacquired                            (435,538)                (7,968,274)      (131,721)                (2,674,422)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                      (314,468)            $   (5,789,066)     1,129,287             $   22,016,739
==========================================================================================================================

    32 Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class A Shares                             2000/(1)/(2)/    1999/(2)/    1998/(2)/     1997/(2)/  1996/(2)/(3)/    1996/(4)/
==============================================================================================================================
Net Asset Value, Beginning of Period         $  18.07       $  21.38     $  22.19      $  19.14     $   17.40      $  16.33
------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                          0.45           0.54         0.33          0.39          0.16          0.37
  Net realized and unrealized gain               0.70           0.50         1.00          4.29          2.21          1.98
------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     1.15           1.04         1.33          4.68          2.37          2.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.38)         (0.49)       (0.25)        (0.38)        (0.16)        (0.37)
  Net realized gains                            (0.92)         (3.86)       (1.89)        (1.25)        (0.47)        (0.91)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.30)         (4.35)       (2.14)        (1.63)        (0.63)        (1.28)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  17.92       $  18.07     $  21.38      $  22.19     $   19.14      $  17.40
------------------------------------------------------------------------------------------------------------------------------
Total Return                                     6.49%++        5.37%        6.20%        25.19%        13.80%++      14.76%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $635,533       $667,303     $896,342      $833,540     $ 608,203      $534,329
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.12%+         1.12%        1.12%         1.11%         1.12%+        1.12%
  Net investment income                          5.04+          2.63         1.48          1.89          2.05+         2.16
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            35%            93%          43%           43%           30%           58%
==============================================================================================================================


Class B Shares                             2000/(1)/(2)/    1999/(2)/    1998/(2)/     1997/(2)/  1996/(2)/(3)/    1996/(4)/
==============================================================================================================================
Net Asset Value, Beginning of Period         $  17.94       $  21.26     $  22.17      $  19.14     $   17.40      $  16.33
------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                          0.39           0.41         0.22          0.29          0.12          0.28
  Net realized and unrealized gain               0.70           0.52         0.99          4.28          2.21          1.99
------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     1.09           0.93         1.21          4.57          2.33          2.27
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.32)         (0.39)       (0.23)        (0.29)        (0.12)        (0.29)
  Net realized gains                            (0.92)         (3.86)       (1.89)        (1.25)        (0.47)        (0.91)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.24)         (4.25)       (2.12)        (1.54)        (0.59)        (1.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  17.79       $  17.94     $  21.26      $  22.17     $   19.14      $  17.40
------------------------------------------------------------------------------------------------------------------------------
Total Return                                     6.24%++        4.85%        5.64%        24.55%        13.57%++      14.21%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $  1,342       $  1,709     $  3,110      $  3,170     $   2,355      $  2,021
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.63%+         1.63%        1.61%         1.60%         1.54%+        1.62%
  Net investment income                          4.49+          2.02         0.99          1.39          1.63+         1.66
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            35%            93%          43%           43%           30%           58%
==============================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(4)  For the fiscal year August 1, 1995 through July 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


    33  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class L Shares                             2000/(1)/(2)/    1999/(2)/    1998/(2)/(3)/
==============================================================================================================================
Net Asset Value, Beginning of Period        $  17.97        $ 21.29        $  23.06
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.37           0.40            0.06
  Net realized and unrealized gain (loss)       0.70           0.48           (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    1.07           0.88            0.05
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.30)         (0.34)             --
  Net realized gains                           (0.92)         (3.86)          (1.82)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (1.22)         (4.20)          (1.82)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  17.82        $ 17.97        $  21.29
------------------------------------------------------------------------------------------------------------------------------
Total Return                                    6.08%++        4.60%           0.36%++
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $ 21,293        $23,318        $ 25,471
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.88%+         1.88%           1.82%+
  Net investment income                         4.25+          1.93            0.55+
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           35%            93%             43%
==============================================================================================================================


Class O Shares                             2000/(1)/(2)/   1999/(2)/    1998/(2)/(4)/    1997/(2)/   1996/(2)/(5)/  1996/(4)/
==============================================================================================================================
Net Asset Value, Beginning of Period        $  17.95        $ 21.28        $  22.18       $ 19.15      $ 17.41      $ 16.33
------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                         0.40           0.42            0.23          0.30         0.12         0.29
  Net realized and unrealized gain              0.71           0.51            0.99          4.28         2.21         1.99
------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    1.11           0.93            1.22          4.58         2.33         2.28
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.33)         (0.40)          (0.23)        (0.30)       (0.12)       (0.29)
  Net realized gains                           (0.92)         (3.86)          (1.89)        (1.25)       (0.47)       (0.91)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (1.25)         (4.26)          (2.12)        (1.55)       (0.59)       (1.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  17.81        $ 17.95        $  21.28       $ 22.18      $ 19.15      $ 17.41
------------------------------------------------------------------------------------------------------------------------------
Total Return                                    6.32%++        4.83%           5.69%        24.60%       13.58%++     14.30%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $ 46,428        $59,629        $108,576       $93,676      $42,637      $31,044
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.60%+         1.60%           1.59%         1.56%        1.55%+       1.59%
  Net investment income                         4.52+          2.05            1.02          1.41         1.61+        1.68
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           35%            93%             43%           43%          30%          58%
==============================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from June 15, 1998 (inception date) to December 31, 1998.
(4)  On June 12, 1998, Class C shares were renamed Class O shares.
(5) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(6)  For the fiscal year August 1, 1995 through July 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


    34  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class Y Shares                             2000/(1)/(2)/    1999/(2)/    1998/(2)/     1997/(2)/  1996/(2)/(3)/    1996/(4)/
==============================================================================================================================
Net Asset Value, Beginning of Period        $  18.22        $ 21.49      $ 22.24       $ 19.17      $ 17.42        $ 17.57
------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                         0.49           0.64         0.40          0.47         0.17           0.19
  Net realized and unrealized gain              0.70           0.48         1.01          4.29         2.23           0.33
------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    1.19           1.12         1.41          4.76         2.40           0.52
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.39)         (0.53)       (0.27)        (0.44)       (0.18)         (0.21)
  Net realized gains                           (0.92)         (3.86)       (1.89)        (1.25)       (0.47)         (0.46)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (1.31)         (4.39)       (2.16)        (1.69)       (0.65)         (0.67)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  18.10        $ 18.22      $ 21.49       $ 22.24      $ 19.17        $ 17.42
------------------------------------------------------------------------------------------------------------------------------
Total Return                                    6.70%++        5.72%        6.56%        25.61%       13.95%++        2.93%++
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $ 79,797        $86,047      $77,210       $50,882      $26,585        $13,192
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.78%+         0.77%        0.76%         0.76%        0.80%+         0.87%+
  Net investment income                         5.40+          3.08         1.82          2.22         2.36+          2.24+
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           35%            93%          43%           43%          30%            58%
==============================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(4)  For the period from February 7, 1996 (inception date) to July 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


    35  Smith Barney Premium Total Return Fund | 2000 Semi-Annual Report to
                                                 Shareholders

                     (This page intentionally left blank.)

     SMITH BARNEY
PREMIUM TOTAL RETURN FUND


TRUSTEES                               INVESTMENT ADVISER
Lee Abraham                            SSB Citi Fund Management LLC
Allan J.Bloostein
Jane F.Dasher                          DISTRIBUTORS
Donald R.Foley                         Salomon Smith Barney Inc.
Richard E.Hanson, Jr.
Paul Hardin                            CUSTODIAN
Heath B.McLendon, Chairman             PFPC Trust Company
Roderick C.Rasmussen
John P.Toolan
                                       TRANSFER AGENT
                                       Citi Fiduciary Trust Company
OFFICERS                               125 Broad Street,11th Floor
Heath B.McLendon                       New York, New York 10004
President and
Chief Executive Officer
                                       SUB-TRANSFER AGENT
                                       PFPC Global Fund Services
Lewis E.Daidone                        P.O.Box 9699
Senior Vice President                  Providence, Rhode Island
and Treasurer                          02940-9699

Ross S.Margolies
Investment Officer

Anthony Pace
Controller

Christina T.Sydor
Secretary

Smith Barney Premium Total Return Fund

THE SMITH BARNEY FAMILY OF FUNDS

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-------------------------
Premium Total Return Fund
-------------------------

S&P 500 Index Fund
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TAX-EXEMPT FIXED INCOME FUNDS+

Arizona Municipals Fund*
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Florida Portfolio*
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This report is submitted for the general information of shareholders of Smith
Barney Income Funds -- Smith Barney Premium Total Return Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

Smith Barney Premium Total Return Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

For complete information on any of the above Smith Barney Mutual Funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

1-888-GET-SERIOUS
www.smithbarney.com/mutualfunds

 +A portion of the income from the tax-free funds many be subject to federal, state and local taxes.

 *Not available in all states.

**Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. issuers and markets are subject.

Salomon Smith Barney
--------------------
A member of citigroup

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.